Segment and Geographic Area Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Operating Results and Assets of Arconic's Reportable Segments
The operating results and assets of the Company's reportable segments were as follows:

Year ended	Engine Products	Fastening Systems	Engineered Structures	Forged Wheels	Total Segment
2025
Sales:
Third-party sales	$4,242	$1,745	$1,226	$1,039	$8,252
Inter-segment sales	8	1	26	—	35
Total sales	$4,250	$1,746	$1,252	$1,039	$8,287
Expenses:
Segment Adjusted cost of goods sold(1)	$2,723	$1,098	$951	$700	$5,472
Other segment items(2)	111	118	36	43	308
Profit and loss:
Segment Adjusted EBITDA	$1,416	$530	$265	$296	$2,507
Restructuring and other charges (credits)	88	—	(4)	(1)	83
Provision for depreciation and amortization	144	48	43	42	277
Other:
Capital expenditures	$316	$52	$36	$36	$440
Total assets	5,543	2,761	1,415	691	10,410

2024
Sales:
Third-party sales	$3,671	$1,576	$1,129	$1,054	$7,430
Inter-segment sales	6	1	28	—	35
Total sales	$3,677	$1,577	$1,157	$1,054	$7,465
Expenses:
Segment Adjusted cost of goods sold(1)	$2,451	$1,061	$934	$724	$5,170
Other segment items(2)	97	110	36	43	286
Profit and loss:
Segment Adjusted EBITDA	$1,129	$406	$187	$287	$2,009
Restructuring and other charges	1	5	12	1	19
Provision for depreciation and amortization	138	47	43	42	270
Other:
Capital expenditures	$216	$26	$23	$45	$310
Total assets	5,066	2,711	1,435	701	9,913

2023
Sales:
Third-party sales	$3,222	$1,349	$922	$1,147	$6,640
Inter-segment sales	7	—	20	—	27
Total sales	$3,229	$1,349	$942	$1,147	$6,667
Expenses:
Segment Adjusted cost of goods sold(1)	$2,262	$959	$764	$796	$4,781
Other segment items(2)	96	112	49	42	299
Profit and loss:
Segment Adjusted EBITDA	$871	$278	$129	$309	$1,587
Restructuring and other (credits) charges	(2)	1	21	—	20
Provision for depreciation and amortization	129	46	48	39	262

Other:
Capital expenditures	$111	$31	$27	$36	$205
Total assets	4,856	2,749	1,487	724	9,816
(1)     Segment Adjusted cost of goods sold is exclusive of Provision for depreciation and amortization, Restructuring and other charges, and Corporate expenses.
(2)     Other segment items includes Selling, general administrative, and other expenses, and Research and development expenses; exclusive of Provision for depreciation and amortization, and Restructuring and other charges.
The following table reconciles Total segment capital expenditures, which are presented on an accrual basis, with Capital expenditures as presented in the Statement of Consolidated Cash Flows.

For the year ended December 31,	2025	2024	2023
Total segment capital expenditures	$440	$310	$205
Corporate	13	11	14
Capital expenditures	$453	$321	$219

Schedule of Segment ATOI to Consolidated Net (loss) Income Attributable to Arconic
The following tables reconcile certain segment information to consolidated totals.

For the year ended December 31,	2025	2024	2023
Total Segment Adjusted EBITDA	$2,507	$2,009	$1,587
Segment provision for depreciation and amortization	(277)	(270)	(262)
Unallocated amounts:
Restructuring and other charges (D)	(84)	(21)	(23)
Corporate expense(1)	(100)	(85)	(99)
Operating income	$2,046	$1,633	$1,203
Loss on debt redemption	(15)	(6)	(2)
Interest expense, net	(151)	(182)	(218)
Other expense, net (F)	(40)	(62)	(8)
Income before income taxes	$1,840	$1,383	$975
(1)    Corporate expense includes selling, general administrative and other expenses, costs of corporate headquarters, plant fire reimbursements, acquisition costs, costs associated with closures, supply chain disruptions, and other items.

Schedule of Segment Reporting Information to Consolidated Assets

December 31,	2025	2024
Assets:
Total segment assets	$10,410	$9,913
Unallocated amounts:
Cash and cash equivalents	742	564
Deferred income taxes	40	36
Corporate fixed assets, net	77	83
Accounts receivable securitization	(250)	(250)
Other	160	173
Consolidated assets	$11,179	$10,519

Schedule of Geographic Information for Sales
Geographic information for sales was as follows (based upon the destination of the sale):

For the year ended December 31,	2025	2024	2023
Sales:
United States	$4,377	$3,713	$3,273
France	625	678	578
Japan	513	355	378
Germany	439	458	363
United Kingdom	376	350	283
Italy	264	287	220
Canada	187	174	145
Mexico	166	220	263
Poland	150	152	130
China	130	103	98
Other	1,025	940	909
	$8,252	$7,430	$6,640

Schedule of Geographic Information for Long-lived Assets
Geographic information for long-lived tangible assets was as follows (based upon the physical location of the assets):

December 31,	2025	2024
Long-lived assets:
United States	$1,986	$1,864
Hungary	218	199
United Kingdom	153	121
France	130	112
Mexico	63	68
Germany	62	54
Japan	48	29
Other	95	94
	$2,755	$2,541

Schedule of Disaggregation of Revenue by Major End Market Served
The following table disaggregates segment revenue by major market served. Differences between the total segment and consolidated totals are in Corporate.

	Engine Products	Fastening Systems	Engineered Structures	Forged Wheels	Total Segment
Year ended December 31, 2025
Aerospace - Commercial	$2,305	$1,202	$815	$—	$4,322
Aerospace - Defense	886	176	347	—	1,409
Commercial Transportation	—	209	—	1,039	1,248
Gas Turbines	944	—	—	—	944
Other	107	158	64	—	329
Total end-market revenue	$4,242	$1,745	$1,226	$1,039	$8,252

Year ended December 31, 2024
Aerospace - Commercial	$2,050	$1,006	$815	$—	$3,871
Aerospace - Defense	754	162	248	—	1,164
Commercial Transportation	—	254	—	1,054	1,308
Gas Turbines	755	—	—	—	755
Other	112	154	66	—	332
Total end-market revenue	$3,671	$1,576	$1,129	$1,054	$7,430

Year ended December 31, 2023
Aerospace - Commercial	$1,770	$790	$669	$—	$3,229
Aerospace - Defense	662	173	180	—	1,015
Commercial Transportation	—	255	—	1,147	1,402
Gas Turbines	674	—	—	—	674
Other	116	131	73	—	320
Total end-market revenue	$3,222	$1,349	$922	$1,147	$6,640